Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Geographic Non-current Assets Information

	As of December 31,
	2023	2024
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$158,066,796	$143,009,330
Singapore	55,322,448	107,247,569
China (includes Hong Kong)	33,424,815	38,271,386
Japan	13,415,669	12,235,336
Others	76,508	61,643

Total	$260,306,236	$300,825,264

Individual Customers Accounting for at least 10% of Operating Revenues
Individual customers accounting for at least 10% of operating revenues for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022		2023	2024
	NT$		NT$	NT$
	(In Thousands)		(In Thousands)	(In Thousands)
Customer A	N/A (Note	)	N/A (Note)	$24,180,535

Customer B	N/A (Note	)	$29,242,973	N/A (Note	)

Note: The sales amount is less than
10
% of the Company’s operating revenues.